Going Concern (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash on hand	$ 10,152	$ 11,016	$ 119,678
Working capital	4,152,153	2,853,968
Accumulated deficit	$ 24,489,739	$ 22,976,365	$ 19,916,888